Registration Nos. 333-153840

811-21438

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

POST-EFFECTIVE AMENDMENT NO. 27

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

Amendment No. 28

THE GUARDIAN SEPARATE ACCOUNT R

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

10 Hudson Yards, New York, New York 10001

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8714

Patrick D. Ivkovich, Senior Counsel

The Guardian Insurance & Annuity Company, Inc.

10 Hudson Yards

New York, New York 10001

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on September 15, 2021 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 18, 2021.

EXPLANATORY NOTE: The prospectus and the statement of additional information for The Guardian Investor Variable Annuity B Series included in Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (333-153840 and 811-21438) filed on April 28, 2021 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

PROSPECTUS SUPPLEMENT

September 15, 2021

for

THE GUARDIAN INVESTOR VARIABLE ANNUITY B SERIES

Issued by The Guardian Insurance & Annuity Company, Inc.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2021 for The Guardian Investor Variable Annuity B Series, variable annuity contracts (the “Contracts”) issued through The Guardian Separate Account R (the “Separate Account”). Special terms not defined herein have the meanings ascribed to them in the Prospectus.

NOTICE OF FUND SUBSTITUTION

On October 22, 2021 (the “Substitution Date”), in accordance with applicable law, GIAC and the Separate Account will substitute the following “Existing Funds” in which investment divisions (“subaccounts”) of the Separate Account currently invest with the corresponding “Replacement Funds” (the “Substitution”), as set forth in the table below:

Existing Fund	Replacement Fund
AB VPS Growth and Income Portfolio (Class B)	Guardian Strategic Large Cap Core VIP Fund
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	Guardian Integrated Research VIP Fund
Columbia Variable Portfolio - Small Cap Value Fund (Class 2)	Guardian Small-Mid Cap Core VIP Fund
Fidelity VIP Mid Cap Portfolio (Service Class 2)	Guardian Select Mid Cap Core VIP Fund
Franklin Mutual Shares VIP Fund (Class 2 Shares)	Guardian Growth & Income VIP Fund
Franklin Small Cap Value VIP Fund (Class 2 Shares)	Guardian Small-Mid Cap Core VIP Fund
Pioneer Mid Cap Value VCT Portfolio (Class II)	Guardian Small-Mid Cap Core VIP Fund
Templeton Foreign VIP Fund	Guardian International Value VIP Fund

On the Substitution Date, all subaccount units corresponding to shares of each Existing Fund will be replaced with subaccount units corresponding to shares of the applicable Replacement Fund. In addition, the Existing Funds will be replaced by their corresponding Replacement Funds within the allocation models applicable to the GLWB.

The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your Contract value immediately prior to the Substitution will equal your Contract value immediately after the Substitution. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your Contract will not increase as a result of the Substitution. Your rights and the Company’s obligations under your Contract will not be altered in any way.

Please note the following information regarding your transfer rights:

For Contracts without the GLWB

•

From the date of this Supplement until the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in an Existing Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•

For 30 days following the Substitution Date, you may transfer your Contract value allocated to a subaccount that invests in a Replacement Fund to any other subaccount or fixed-rate option available under your Contract free of charge.

•	Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your Contract.

•

From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations as set forth in your Prospectus, GIAC will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts.

•

On the Substitution Date, any Contract value remaining in a subaccount that invests in an Existing Fund will be automatically reallocated to the subaccount that invests in the corresponding Replacement Fund.

For Contracts with the GLWB

•	From the date of this Supplement until the Substitution Date, you may transfer the entire amount of your Contract value to any other allocation model available to you under your GLWB free of charge.

•	For 30 days following the Substitution Date, you may transfer the entire amount of your Contract value to any other allocation model available to you under your GLWB free of charge.

•

Such transfers will not count as a transfer for purposes of any limitation on the number of transfers permitted under your Contract. Please note, however, that the investment restrictions applicable to your GLWB will continue to apply during the time periods referenced above.

•

From the date of this Supplement until the Substitution Date, and for 30 days after the Substitution Date, except with respect to any market timing/short-term trading limitations or limitations imposed by the GLWB as set forth in your Prospectus, GIAC will not exercise any rights reserved by it under the Contracts to impose additional restrictions on transfers between subaccounts under the Contracts.

•

On the Substitution Date, the Replacement Funds will immediately replace the Existing Funds within all applicable allocation models. Any Contract value remaining in a subaccount that invests in an Existing Fund on the Substitution Date will be automatically reallocated to the subaccount that invests in the corresponding Replacement Fund.

You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in Good Order by mail to The Guardian Insurance & Annuity Company, Inc., Individual Markets, Annuities, at P. O. Box 981592, El Paso, TX 79998-1592 (regular mail) or 5951 Luckett Ct., Bldg. A, El Paso, TX 79932 (overnight mail), sending an email to GIAC_CRU@glic.com or by calling 1-888 GUARDIAN (1-888-482-7432).

If your Contract value is automatically transferred on the Substitution Date, you will receive a confirmation showing the transfer of your Contract value from each subaccount that invests in an Existing Fund to the subaccount that invests in the corresponding Replacement Fund. Due to the difference in unit values, the number of units you receive in the subaccount investing in the Replacement Fund will be different from the number of units you held in the subaccount investing in the corresponding Existing Fund.

A summary prospectus for each Replacement Fund accompanies this Supplement.

Further, certain administrative programs will be impacted by the Substitution. Specifically:

•

Dollar Cost Averaging (“DCA”) and Automatic Portfolio Rebalancing (“APR”): If you are enrolled in a DCA program or APR that includes an Existing Fund, you may terminate your current allocation instructions and provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your enrollment will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Premium Allocation Instructions: If you have premium allocation instructions on file that include an Existing Fund, you may change those allocation instructions by providing new allocation instructions at any time. If you do not provide new allocation instructions prior to the Substitution Date, your premium allocation instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

•

Automated Alert Program: If you have any Automated Alerts on file that include an Existing Fund, you may change those Automated Alerts by providing new instructions at any time. If you do not provide new instructions prior to the Substitution Date, your Automated Alert instructions on file will automatically be updated to replace each subaccount that invests in an Existing Fund with the subaccount that invests in the corresponding Replacement Fund at the close of business on the Substitution Date.

Appendixes A and B of the Prospectus are replaced with the following:

Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/B-Series/index.html?where=eengine.goToDocument (%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	AB VPS Growth and Income Portfolio (Class B)(1) AllianceBernstein, L.P.	0.87%	2.47%	9.46%	11.29%
Seeks high total investment return.	BlackRock Advantage Large Cap Core V.I. Fund (Class III)(1) BlackRock Advisors, LLC	0.84%	19.50%	14.31%	12.86%
Seeks long-term capital appreciation.	BlackRock Advantage Large Cap Value V.I. Fund (Class III) BlackRock Advisors, LLC	0.85%	3.42%	9.30%	9.79%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC	1.01%	20.70%	9.17%	6.61%
Long-term capital appreciation.	Columbia Variable Portfolio—Small Cap Value Fund (Class 2)(1) Columbia Management Investment Advisers, LLC	1.13%	8.59%	10.22%	8.19%
Long-term capital appreciation.	Columbia Variable Portfolio—Small Company Growth Fund (Class 2) Columbia Management Investment Advisers, LLC	1.15%	70.67%	27.76%	17.33%
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.73%	-5.99%	7.95%	9.25%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.49%	0.24%	0.77%	0.39%

1

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity VIP Investment Grade Bond Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.64%	9.16%	5.18%	4.08%
Seeks long-term growth of capital.	Fidelity VIP Mid Cap Portfolio (Service Class 2)(1) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	0.87%	17.87%	10.79%	9.22%
Seeks long-term growth of capital.	Fidelity VIP Overseas Portfolio (Service Class 2)Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	1.04%	15.33%	8.98%	6.56%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund (Class 2 Shares) Franklin Advisers, Inc.	0.72%	0.69%	6.94%	5.98%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund (Class 2 Shares)(1) Franklin Mutual Advisers, LLC	0.98%	-5.04%	5.88%	6.99%
Seeks capital appreciation, with income as a secondary goal.	Franklin Small Cap Value VIP Fund (Class 2 Shares)(1) Franklin Mutual Advisers, LLC	0.93%	5.19%	10.77%	9.20%
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.80%	7.42%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	1.00%	20.19%	N/A	N/A
The Fund seeks total return	Guardian Global Utilities VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	1.03%	4.19%	N/A	N/A

2

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	1.01%	2.12%	N/A	N/A
The Fund seeks capital appreciation	Guardian Integrated Research VIP Fund(2) Park Avenue Institutional Advisers LLC Columbia Management Investment Advisers, LLC	0.96%	19.22%	N/A	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.18%	28.16%	N/A	N/A
The Fund seeks long-term capital appreciation.	Guardian International Value VIP Fund Park Avenue Institutional Advisers LLC Lazard Asset Management LLC	1.00%	8.31%	N/A	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	36.41%	N/A	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc. d/b/a	0.97%	1.20%	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	0.88%	30.73%	N/A	N/A
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Wells Capital Management Incorporated	1.06%	2.80%	N/A	N/A

3

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks to provide a high current income with a secondary objective of capital appreciation.	Guardian Multi-Sector Bond VIP Fund Park Avenue Institutional Advisers LLC	0.89%	7.08%	N/A	N/A
The fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund(2) Park Avenue Institutional Advisers LLC FIAM LLC”	0.87%	N/A	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	1.05%	2.43%	N/A	N/A
The fund seeks capital appreciation.	Guardian Small-Mid Cap Core VIP Fund(2) Park Avenue Institutional Advisers LLC Wells Capital Management Incorporated	0.93%	N/A	N/A	N/A
The fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund(2) Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	N/A	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian Total Return Bond VIP Fund Park Avenue Institutional Advisers LLC	0.79%	6.68%	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian U.S. Government Securities VIP Fund Park Avenue Institutional Advisers LLC	0.75%	5.30%	N/A	N/A
Seek long term growth of capital and income.	Invesco V.I. Global Real Estate Fund (Series II) Invesco Advisers, Inc.	1.29%	-12.56%	2.89%	4.70%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Capital Management LLC	0.99%	50.73%	29.44%	19.87%

4

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio (Advisor Class) PIMCO	0.79%	2.89%	1.91%	1.69%
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Advisor Class) PIMCO	0.94%	11.60%	5.15%	3.53%
Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Mid Cap Value VCT Portfolio (Class II)(1) Amundi Pioneer Asset Management, Inc	0.99%	1.87%	6.62%	7.45%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2 Shares)(1) Templeton Investment Counsel, LLC	1.11%	-1.16%	3.30%	2.42%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund (Class 2 Shares) Franklin Advisers, Inc.	0.74%	-5.28%	0.66%	1.56%
Seeks long-term capital growth.	Templeton Growth VIP (Class 2 Shares) Templeton Global Advisors Limited	1.16%	5.80%	6.15%	6.08%
High total investment return consistent with reasonable risk.	Value Line Strategic Asset Management Trust EULAV Asset Management	0.88%	17.98%	13.20%	11.47%
The Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.	Victory 500 Index VIP Series Victory Capital Management Inc.	0.28%	20.13%	15.32%	13.79%
To seek current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	7.92%	9.75%	6.76%

5

			As of December 31, 2020
Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
To seek a high level of current income and capital appreciation without undue risk to principal.	Victory INCORE Investment Quality Bond VIP Series Victory Capital Management Inc.	0.56%	8.35%	4.62%	4.05%
A high level of current income consistent with preservation of capital.	Victory INCORE Low Duration Bond VIP Series Victory Capital Management Inc.	0.53%	4.33%	2.56%	1.94%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	6.24%	8.27%	5.96%
Long-term capital appreciation.	Victory RS Large Cap Alpha VIP Series Victory Capital Management Inc.	0.55%	-0.44%	8.98%	9.64%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	38.06%	19.77%	16.55%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	16.17%	13.06%	3.01%

(1)	On or about October 22, 2021, this Fund will no longer be available as a variable investment option under the Contract.
(2)	On or about October 22, 2021, this Fund will be available as a variable investment option under the Contract

6

APPENDIX B: FUNDS AVAILABLE UNDER THE GLWB RIDER

For contracts issued in conjunction with application dated during the periods below, the chart lists the models available to contracts with the rider. During the entire time this rider is in effect, you must invest all of your premium payments and the contract Accumulation Value in one of the allocation models listed under the applicable period for your contract.

On or Prior to October 22, 2021

Guardian Fund Name	Guaranteed Living Benefit Rider
	12/08/08 – 12/6/10			12/07/10 – 4/30/11			5/1/11 – 4/29/12				4/30/12 – 6/4/12
	Growth 80/20	Moderate 60/40	Conservative 40/60	Growth 80/20	Moderate 60/40	Conservative 40/60	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60
AB VPS Growth and Income Portfolio (Class B)	11%	8%	6%	7%	5%	4%	7%		5%	4%	7%		5%	4%
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	5%	4%	4%	10%	7%	5%	10%		7%	5%	10%		7%	5%
Columbia Variable Portfolio – Small Cap Value Fund (Class 2)	2%	2%	2%	2%	2%	2%	2%		2%	2%	2%		2%	2%
Fidelity VIP Mid Cap Portfolio (Service Class 2)	6%	4%	3%	6%	4%	3%	6%		4%	3%	6%		4%	3%
Franklin Small Cap Value VIP Fund (Class 2 Shares)	2%	2%		2%	2%		2%		2%		2%		2%
Guardian Core Plus Fixed Income VIP Fund											2%		4%	7%
Guardian Diversified Research VIP Fund								20%				20%
Guardian Global Utilities VIP Fund	2%	2%		2%	2%		2%		2%		2%		2%
Guardian Growth & Income VIP Fund								22%				22%
Guardian International Growth VIP Fund							2%	9%	2%		2%	9%	2%
Guardian International Value VIP Fund	8%	5%	5%	8%	5%	5%	9%		5%	5%	9%		5%	5%
Guardian Large Cap Disciplined Growth VIP Fund	7%	5%	3%	10%	7%	5%	10%		7%	5%	10%		7%	5%
Guardian Large Cap Fundamental Growth VIP Fund	5%	4%	3%	7%	5%	4%	7%		5%	4%	7%		5%	4%
Guardian Mid Cap Relative Value VIP Fund								12%				12%
Guardian Multi-Sector Bond VIP Fund	5%	10%	15%	5%	10%	15%	5%		10%	15%	3%		6%	8%
Guardian Small Cap Core VIP Fund	5%	4%	2%	5%	4%	2%	5%	7%	4%	2%	5%	7%	4%	2%
Guardian Total Return Bond VIP Fund	4%	8%	13%	4%	8%	13%	4%	30%	8%	13%	4%	30%	8%	13%
Guardian U.S. Government Securities VIP Fund	3%	7%	10%	3%	7%	10%	3%		7%	10%	3%		7%	10%
Janus Henderson Global Technology and Innovation Portfolio (Service Shares)	2%	2%		2%	2%		2%		2%		2%		2%
Pioneer Mid Cap Value VCT Portfolio (Class II)	6%	5%	4%	6%	5%	4%	6%		5%	4%	6%		5%	4%
Templeton Foreign VIP Fund (Class 2 Shares)	3%	2%		3%	2%
Victory INCORE Investment Quality Bond VIP Series	5%	9%	13%	5%	9%	13%	5%		9%	13%	5%		9%	13%
Victory INCORE Low Duration Bond VIP Series	3%	6%	9%	3%	6%	9%	3%		6%	9%	3%		6%	9%
Victory RS Large Cap Alpha VIP Series	16%	11%	8%	10%	8%	6%	10%		8%	6%	10%		8%	6%

*	You may only elect the GLWB Step-Up Death Benefit or GLWB Return of Premium Death Benefit if you elect the GLWB rider. This means that when you elect one of these death benefits, your investment allocations must conform with the GLWB investment allocation restrictions.

7

On or After to October 22, 2021

Guardian Fund Name	Guaranteed Living Benefit Rider
	12/08/08 – 12/6/10			12/07/10 – 4/30/11			5/1/11 – 4/29/12				4/30/12 – 6/4/12
	Growth 80/20	Moderate 60/40	Conservative 40/60	Growth 80/20	Moderate 60/40	Conservative 40/60	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60
Franklin Small Cap Value VIP Fund (Class 2 Shares)	2%	2%		2%	2%		2%		2%		2%		2%
Guardian Core Plus Fixed Income VIP Fund											2%		4%	7%
Guardian Diversified Research VIP Fund								20%				20%
Guardian Global Utilities VIP Fund	2%	2%		2%	2%		2%		2%		2%		2%
Guardian Growth & Income VIP Fund								22%				22%
Guardian Integrated Research VIP Fund	5%	4%	4%	10%	7%	5%	10%		7%	5%	10%		7%	5%
Guardian International Growth VIP Fund							2%	9%	2%		2%	9%	2%
Guardian International Value VIP Fund	11%	7%	5%	11%	7%	5%	9%		5%	5%	9%		5%	5%
Guardian Large Cap Disciplined Growth VIP Fund	7%	5%	3%	10%	7%	5%	10%		7%	5%	10%		7%	5%
Guardian Large Cap Fundamental Growth VIP Fund	5%	4%	3%	7%	5%	4%	7%		5%	4%	7%		5%	4%
Guardian Mid Cap Relative Value VIP Fund								12%				12%
Guardian Multi-Sector Bond VIP Fund	5%	10%	15%	5%	10%	15%	5%		10%	15%	3%		6%	8%
Guardian Select Mid Cap Core VIP Fund	6%	4%	3%	6%	4%	3%	6%		4%	3%	6%		4%	3%
Guardian Small Cap Core VIP Fund	5%	4%	2%	5%	4%	2%	5%	7%	4%	2%	5%	7%	4%	2%
Guardian Small-Mid Cap Core VIP Fund	10%	9%	6%	10%	9%	6%	10%		9%	6%	10%		9%	6%
Guardian Strategic Large Cap Core VIP Fund	11%	8%	6%	7%	5%	4%	7%		5%	4%	7%		5%	4%
Guardian Total Return Bond VIP Fund	4%	8%	13%	4%	8%	13%	4%	30%	8%	13%	4%	30%	8%	13%
Guardian U.S. Government Securities VIP Fund	3%	7%	10%	3%	7%	10%	3%		7%	10%	3%		7%	10%
Janus Henderson Global Technology and Innovation Portfolio (Service Shares)	2%	2%		2%	2%		2%		2%		2%		2%
Victory INCORE Investment Quality Bond VIP Series	5%	9%	13%	5%	9%	13%	5%		9%	13%	5%		9%	13%
Victory INCORE Low Duration Bond VIP Series	3%	6%	9%	3%	6%	9%	3%		6%	9%	3%		6%	9%
Victory RS Large Cap Alpha VIP Series	16%	11%	8%	10%	8%	6%	10%		8%	6%	10%		8%	6%

*	You may only elect the GLWB Step-Up Death Benefit or GLWB Return of Premium Death Benefit if you elect the GLWB rider. This means that when you elect one of these death benefits, your investment allocations must conform with the GLWB investment allocation restrictions.

This Supplement Should Be Retained For Future Reference.

8

The Guardian Separate Account R

PART C. OTHER INFORMATION

Item 27.	Exhibits

Number	Description
(a)	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account R(1)

(b)	Not Applicable

(c)	Underwriting and Distribution Contracts:

(i) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(3)

(ii) Form of GIAC Selling Agreement(3)

(d)	Specimen of Variable Annuity Contract(2)

(e)	Form of Application for Variable Annuity Contract(2)

(f)	(i) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. dated March 2, 1970, as amended August 29, 1986 and December 21, 1999(1)

(ii) By-laws of The Guardian Insurance & Annuity Company, Inc.(1)

(g)	Reinsurance Contracts(2)

(h)	Participation Agreements.

(h)(i)	AB Variable Products Series Fund(5)

(h)(i)(a) First Amendment to Agreement (2008)(5)

(h)(i)(b) Amendment to Agreement (No. 2)(12)

(h)(i)(c) Amendment to Agreement (No. 3)(12)

(h)(i)(d) Amendment to Agreement (No. 4)(12)

(h)(i)(e) Amendment to Agreement (No. 5) (2015)(12)

(h)(i)(f) Amendment to Agreement (No. 6) (2021)(15)

(h)(ii)	AIM/Invesco Variable Insurance Funds (1998)(6)

(h)(ii)(a) Amendments to Agreement (No. 1-5) (1998-2005)(14)

(h)(ii)(b) Amendment to Agreement (No. 6)(5)

(h)(ii)(c) Amendment to Agreement (No. 7) (2008)(14)

(h)(ii)(d) Amendment to Agreement (No. 8)(12)

(h)(ii)(e) Amendment to Agreement (No. 9)(12)

(h)(ii)(f) Amendment to Agreement (No. 10) (2015)(12)

(h)(ii)(g) Amendment to Agreement (No. 11) (2021)(15)

(h)(iii)	BlackRock Variable Series Funds Inc.

(h)(iii)(a) Amendment to Participation Agreement (2021)(15)

(h)(iv)	Columbia Funds (9)

(h)(iv)(a) Amendment to Columbia Participation Agreement (2013)(10)

(h)(iv)(b) Amendment to Columbia Participation Agreement (2021)(15)

(h)(v)	Davis Variable Account Fund, Inc. (1999) (including Addenda 1-2)** (as amended through 2008)(13)

(h)(v)(a) Amendment to Participation Agreement (2020)(15)

(h)(vi)	Fidelity Variable Insurance Products Fund (including amendments 1-3)(5)

(h)(vi)(a) Amendment #4 to Agreement (2002)(5)

(h)(vi)(b) Amendment #5 to Agreement (2005)(5)

(h)(vi)(c) Amendment #6 to Agreement (2008)(5)

(h)(vi)(d) Amendment #7 to Agreement (2021)(15)

(h)(vii)	Franklin Templeton (2002)(5)

(h)(vii)(a) Amendment No. 1 (2004)(5)

(h)(vii)(b) Amendment No. 2 (2007)(5)

(h)(vii)(c) Amendment No. 3 (2008)(5)

(h)(vii)(d) Amendment No. 4 (2013)(12)

(h)(vii)(e) Amendment No. 5 (2015)(12)

(h)(vii)(f) Amendment No.6 (2021)(15)

(h)(viii)	Guardian Variable Products Trust (2016) (as amended through 2021)(15)

(h)(ix)	Janus Aspen Series (service shares) (2000)(6)

(h)(ix)(a) Amendment to Agreement (2000)(6)

(h)(ix)(b) Amendment to Agreement (2008)(6)

(h)(ix)(c) Amendment to Agreement (2020)(15)

(h)(x)	PIMCO / ALLIANZ (2009)(7)

(h)(x)(a) Amendment to Participation Agreement (2021)(15)

(h)(xi)	Pioneer Funds(9)

(h)(xi)(a) Amendment No. 1 to Pioneer Participation Agreement (2013)(11)

(h)(xi)(b) Amendment No. 2 to Pioneer Participation Agreement (2020)(15)

(h)(xii)	Value Line Funds Variable Trust (2003)(5)

(h)(xii)(a) Amendment to Agreement (2008)(5)

(h)(xii)(b) Amendment to Participation Agreement (2020)(15)

(h)(xiv)	Victory Capital Management Inc. (2015)(13)

(h)(xiv)(a) Amendment to Participation Agreement (2020)(15)

(i)	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(1)

(j)	Not Applicable

(k)	Opinion and consent of Counsel(2)

(l)	Consent of PricewaterhouseCoopers LLP(16)

(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

(p)	Not Applicable

(1)	Incorporated by reference to the Registration Statement filed on Form N-4 filed by the Registrant on October 3, 2008 (Registration No. 333-153840)
(2)	Incorporated by reference to the Amendment to the Registration Statement filed on Form N-4 filed by the Registrant on December 16, 2008 (Registration No. 333-153840).
(3)	Incorporated by reference to the Amendment to the Registration Statement filed on Form N-4 filed by the Registrant on April 27, 2015 (Registration No. 333-153840).
(4)	Not Applicable
(5)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on August 1, 2008 (File No. 333-151073; Accession No. 0001193125-08-163928)
(6)

Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on August 26, 2008 (File No. 333-151073; Accession No. 0001193125-08-184460)

(7)

Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2010 (File No. 333-151073; Accession No. 0001193125-10-094621)

(8)

Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2011 (File No. 333-151073; Accession No. 0001193125-11-111532)

(9)	Incorporated by reference to the Registration Statement on Form N-6 filed by the Registrant on May 2, 2013 (File No. 333- 188304; Accession No. 0001193125-13-196448)
(10)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on July 15, 2013 (File No. 333-188304; Accession No. 0001193125-13-290766)
(11)	Incorporated by reference to Pre-Effective Amendment No. 2 on Form N-6 filed by the Registrant on September 27, 2013 (File No. 333-188304; Accession No. 0001193125-13-382543)
(12)	Incorporated by reference Post-Effective Amendment No. 2 to the Registration statement on Form N-6 filed by the Registrant on April 24, 2015 (File No. 333-188304; Accession No. 0001193125-15-146150)
(13)

Incorporated by reference to Post -Effective Amendment No. 5 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2017 (File No. 333-188304; Accession No. 0001193125-17-136515)

(14)

Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on April 26, 2019 (File No. 333-222952; Accession Number 0001193125-19-122119)

(15)

Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 filed by the Registrant on April 28, 2021 (File No. 333-153840; Accession Number 0001193125-21-136940)

(16)	Filed herewith

Item 28.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant.

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

2020 DIRECTOR & OFFICER ROSTER

Name and Principal Business Address:	Positions and Offices with Depositor
Dominique Baede 10 Hudson Yards, New York, NY 10001	Director and President
Michael Ferik 10 Hudson Yards, New York, NY 10001	Director
Kevin Molloy 10 Hudson Yards, New York, NY 10001	Director
Michael Slipowitz 10 Hudson Yards, New York, NY 10001	Director, Senior Vice President & Corporate Chief Actuary
Jean LaTorre 10 Hudson Yards, New York, NY 10001	Executive Vice President & Chief Investment Officer
Kermitt Brooks 10 Hudson Yards, New York, NY 10001	Executive Vice President & General Counsel
Harris Oliner 10 Hudson Yards, New York, NY 10001	Senior Vice President & Associate Corporate Secretary
Kim Sellers 10 Hudson Yards, New York, NY 10001	Senior Vice President & Chief Tax Officer
Carl Desrochers 700 South Street, Pittsfield, MA 01201	Vice President & Chief Financial Officer
Jeff Butscher 6255 Sterner’s Way, Bethlehem, PA 18017	Vice President, Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer
Stuart Carlisle 100 Great Meadow Road, Wethersfield, CT 06109	Vice President, Retirement Product Fund Management
Kimberly Delaney Geissel 6255 Sterner’s Way, Bethlehem, PA 18017	Vice President, Client Engagement
Jess Geller 101 Crawfords Corner Rd. Holmdel, NJ 07733	Vice President and Actuary, Individual Life
Walter R. Skinner 10 Hudson Yards, New York, NY 10001	Vice President & Treasurer
John H. Walter 10 Hudson Yards, New York, NY 10001	Vice President & Director of Finance
Nahulan Ethirveerasingam 10 Hudson Yards, New York, NY 10001	Second Vice President, Product Management, Individual Annuity, Retirement Solutions
Alex D. Borress 101 Crawfords Corner Rd. Holmdel, NJ 07733	Second Vice President and Actuary, Life and Annuity Pricing
Shawn P. McGrath 700 South Street, Pittsfield, MA 01201	Assistant Vice President, Individual Markets Financial Reporting
Christian Mele 6255 Sterner’s Way, Bethlehem, PA 18017	Assistant Vice President, Annuity Operations and Customer Service
Mariana Slepovitch 10 Hudson Yards, New York, NY 10001	Associate Actuary
Brenda Fischer 10 Hudson Yards, New York, NY 10001	Interim Anti-Money Laundering Officer
Sonya Crosswell Assan 10 Hudson Yards, New York, NY 10001	Corporate Secretary
Brenda L. Ahner 6255 Sterner’s Way, Bethlehem, PA 18017	Director, Variable Product Issue
Tricia Mohr 6255 Sterner’s Way, Bethlehem, PA 18017	Director, GIAC Compliance and Licensing
John J. Monahan 6255 Sterner’s Way, Bethlehem, PA 18017	Director, Policy Forms

Item 29.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA
HOLDING COMPANY ORGANIZATIONAL CHART (1)



The Guardian Life Insurance Company of America (5)
(New York Mutual Insurer)
Guardian Acquisition I, LLC (Delaware LLC) (100% owned) ✎06/15/2017
Berkshire Life Insurance Company of America (5) (Massachusetts Corp.) (100% owned) ✎12/22/2000
First Commonwealth, Inc. (4) (Delaware Corp.) (100% owned) ✎08/06/1999
Managed Dental Care (California Corp.) (100% owned) ✎04/25/1996
Park Avenue Life Insurance Company (Delaware Corp.) (100% owned) ✎03/18/1996
Guardian Investor Services LLC (3) (Delaware LLC) (100% owned) ✎12/19/2001
Park Avenue Securities LLC (Delaware LLC) (100% owned) ✎09/22/1998
The Guardian Insurance & Annuity Company, Inc. (Delaware Corp.) (100% owned) ✎06/08/1970
Innovative Underwriters, Inc. (New Jersey Corp.) (100% owned) ✎07/26/1999
Managed DentalGuard, Inc. (New Jersey) (100% owned) ✎04/05/2001
Managed DentalGuard, Inc. (Texas Corp.) (100% owned) ✎01/15/1997
Family Service Life Insurance Company (Texas Corp.) (100% owned) ✎06/01/1998
Victory High Yield Bond Fund (6) (Delaware Statutory Trust) (15.89% owned) (2) ✎10/09/2006
Victory Strategic Income Fund (6) (Delaware Statutory Trust) (36.33% owned) (2) ✎11/23/2009
Sentinel American Life Insurance Company (Texas Corp.) (100% owned) ✎06/01/1998
IA PA LLC (Delaware LLC) (100% owned) ✎03/05/2020
DTC GLIC, LLC (New York LLC) (100% owned) ✎03/19/2018

(1) This chart shows all entities in which The Guardian Life Insurance Company of America's ownership interest as of December 31, 2020 is 10% or greater.

(2) Calculated as of December 31, 2020.

(3) This entity is a successor to Guardian Investor Services Corporation ✎ 1970. See page 4 for a chart of the subsidiaries of this entity.

(4) See page 2 for a chart of the subsidiaries of this entity.

(5) See page 3 for a chart of the subsidiaries of this entity which holds primarily real estate assets.

(6) This entity is a series fund of Victory Portfolios, a registered investment company organized as a Delaware statutory trust.

✎ The date The Guardian Life Insurance Company of America ("GLIC") either directly or indirectly acquired control.

Page 2


First Commonwealth, Inc.
(Delaware Corp.)
(100% owned)
%08/06/1999
First Commonwealth of Illinois, Inc.
(Illinois Corp.)
(100% owned)
%08/06/1999
First Commonwealth of Missouri, Inc.
(Missouri Corp.)
(100% owned)
%08/06/1999
Managed DentalGuard, Inc.
(Ohio Corp.)
(100% owned)
%08/09/2010
First Commonwealth Insurance Company
(Illinois Corp.)
(100% owned)
%08/06/1999
First Commonwealth Limited Health Services Corporation
(Illinois Corp.)
(100% owned)
%08/06/1999
First Commonwealth Limited Health Services Corporation of Michigan
(Michigan Corp.)
(100% owned)
%08/06/1999
Guardian India Operations Private Limited
(India Corp)
(99.999% owned)
%08/01/2014
Premier Access Insurance Company
(California Corp.)
(100% owned)
%08/01/2014
Avēsis Incorporated
(Delaware Corp.)
(100% owned)
%01/29/2016
Premier Group, Inc.
(California Corp.)
(100% owned)
%08/01/2014
Avēsis Insurance Incorporated
(Arizona Corp.)
(100% owned)
%01/29/2016
Avēsis Third Party Administrators, Inc.
(Arizona Corp.)
(100% owned)
%01/29/2016
Avēsis of New York, Inc.
(New York Corp.)
(100% owned)
%01/29/2016
Access Dental Plan
(California Corp.)
(100% owned)
%08/01/2014
Access Dental Plan of Nevada, Inc.
(Nevada Corp.)
(100% owned)
%08/01/2014
Access Dental Plan of Utah, Inc.
(Utah Corp)
(100% owned)
%08/01/2014
Avēsis Dental IPA, LLC
(New York)
(100% owned)
%03/09/2020
Avēsis Eye Care IPA, LLC
(New York)
(100% owned)
%03/09/2020

% The date GLIC either directly or indirectly acquired control.

Page 3[1]


The Guardian Life Insurance Company of America (New York Mutual Life Insurer)
Guardian Shores, LLC (Delaware LLC) (100% owned) 07/12/2010
Shores, LLC (Delaware LLC) (50% owned) 06/02/2010
Hanover Goodyear LLC* (Delaware LLC) 100% owned 02/25/2010
Guardian Park Place LLC (Delaware LLC) (100% owned) 07/12/2011
Guardian Quincy, LLC (Delaware LLC) (100% owned) 12/02/2008
Guardian Ledges, LLC (Delaware LLC) 100% owned 11/04/2008
Hanover Hoffman Estates LLC (Delaware LLC) (100% owned) 01/06/2015
Guardian Piazza D'Oro (Delaware LLC) 100% owned 09/12/2013
Airside Business Park LP (Pennsylvania LP) 25% owned) 10/28/1998
Seasons Lynnwood, LLC (Delaware LLC) (100% owned) 10/31/2014
Guardian Exchange LLC (Delaware LLC) (100% owned) 05/05/2016
Guardian Juanita Village, LLC* (Delaware LLC) (100% owned) 10/16/2012
Hanover Acquisition II LLC (Delaware LLC) (100% owned) 12/22/2009
Guardian Springwoods III LLC (Delaware LLC) (100% owned) 11/05/2019
Springwoods III Residential, LLC (Delaware LLC) (92.27% owned) 10/21/2019
360 S. Acacia Partnership (New York GP) (53% owned) 11/23/1988
Guardian Lumiere LLC (Delaware LLC) (100% owned) 03/18/2016
Guardian Tryon Village LLC (Delaware LLC) (100% owned) 07/23/2011
B.A. Ventures, LLC (New York LLC) (50% owned) 07/02/1997
G-M Joint Venture (Tennessee GP) (90% owned) 09/27/1989
Guardian Cambridge Alewife LLC (Delaware LLC) (100% owned) 10/09/2019
Guardian/Abbey, LLC (Delaware LLC) (100% owned) 07/23/2007
400 Columbus, LLC (Delaware LLC) (100% owned) 07/23/2007
400 Columbus II, LLC (Delaware LLC) (100% owned) 10/11/2007
Hanover South Barrington LLC (Delaware LLC) (100% owned) 03/24/2017
Berkshire Life Insurance Company of America (Massachusetts Corp.) (100% owned) 12/22/2000
Berkshire Acquisition LLC (Delaware LLC) (100% owned) 09/20/2010
Guardian Troy Court LLC (Delaware LLC) (100% owned) 11/20/2020
Troy Court Industrial LLC (Delaware LLC) (50% owned) 11/12/2020
Guardian Chelsea Place LLC (Delaware LLC) (100% owned) 07/27/2018
Chelsea Place Apartments LLC (Delaware LLC) (90% owned) 07/25/2018

(1) This chart shows subsidiaries holding primarily real estate assets

The date GLIC either directly or indirectly acquired control

* Asset sold; entity to be cancelled.

Page 4


Guardian Investor Services LLC (Delaware LLC) (100% owned) 12/19/2001
GIS Credit Opportunities LLC (Delaware LLC) (100% owned) 10/01/2015
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) 06/4/2015
Reed Acquisitions LLC (Delaware LLC) (100% owned) 12/11/2015
GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) 12/11/2015
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) 11/23/2016
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) 02/5/2015
Hanover Square Funding, LLC (Delaware LLC) (100% owned) 4/16/2014
Park Avenue Institutional Advisers CLO Ltd 2016-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (76.72% owned) 11/10/2015
Park Avenue Institutional Advisers CLO Ltd 2017-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 10/28/2016
Reed Group, Ltd. (Colorado Corp.) (100% owned) 12/31/2012
Reed Group Management LLC (Connecticut LLC) (100% owned) 12/31/2015
Reed Group Claim Services LLC (New York LLC) (100% owned) 12/31/2015
Reed Group Canada Services ULC (Canadian Unlimited Liability Company) (100% owned) 12/16/2015
Hanover Square Real Estate Management LLC (1) (Delaware LLC) (100% owned) 08/20/2015
Guardian Advisory Services, LLC (Delaware LLC) (100% owned) 05/21/2020
Hanover Square Real Estate Management 2 LLC (Delaware LLC) (100% owned) 02/02/2018
Hanover Square TAP 2 LLC (2) (Delaware LLC) (100% owned) 02/02/2018
Park Avenue Institutional Advisers CLO Ltd 2018-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (52.32% owned) 01/24/2018
Park Avenue Institutional Advisers CLO Ltd 2019-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 11/07/2018
Park Avenue Institutional Advisers CLO Ltd 2019-2 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 11/07/2018
Park Avenue Institutional Advisers CLO Ltd 2021-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 10/15/2020

(1) See page 5 for a chart of the subsidiaries of this entity.

(2) See page 11 for a chart of the subsidiaries of this entity.

The date GLIC either directly or indirectly acquired control.

Page 5 Hanover Square Real Estate Management LLC (Delaware LLC) (100% owned) 08/20/2015 901 Hawthorne/250 Spring Lake, LLC Guardian Park Potomac LLC Hanover Square TAP LLC (1) Hanover Square LCP LLC (2) Willowbrook Center Joint Venture Guardian Parkside Commons LLC (Delaware LLC) (Delaware LLC) (Delaware LLC) (Delaware LLC) (IL GP) (Delaware LLC) (60% owned) (100% owned) (100% owned) (100% owned) (90% owned) (100% owned) 07/27/2006 10/3/2013 10/28/15 10/28/15 02/21/1991 02/18/2004 GFP Residential Holdings, LLC Parkside Commons Apartments LLC (Delaware LLC) (Delaware LLC) (50% indirectly owned by (90% indirectly owned by Guardian through Guardian through Guardian Park Guardian Parkside Commons LLC) Potomac LLC) 04/12/2007 07/17/2013 (1) See pages 6, 7, 8, 9 and 10 for charts of the subsidiaries of this entity. (2) See page 12 for a chart of the subsidiaries of this entity. The date GLIC either directly or indirectly acquired control.

Page 6


Hanover Square TAP LLC
(Delaware LLC)
(100% owned)
§10/28/2015
TruAmerica Workforce Housing Fund 1-A, L.P.
(Delaware LLC)
(100% owned)
§08/28/2019
TruAmerica Workforce Housing Fund L.P.
(Delaware LLC)
(100% owned)
§11/12/2019
Tropicana 5324 Fee Owner LLC
(Delaware LLC)
(100% owned)
§01/22/2020
Calibre Crest Fee Owner LLC
(Delaware LLC)
(100% owned)
§11/20/2019
Guardian Deasil Holdings, LLC*
(Delaware LLC)
(100% owned)
§12/18/2014
Deasil Land Partners LLC*
(Delaware LLC)
15.35% indirectly owned by GLIC
(11.39% through Guardian Deasil Holdings LLC
and 3.9612% through Deasil Manager LLC)
§11/25/2014
TruAmerica Properties II LLC (1)
(Delaware LLC)
(40% owned)
§05/08/2014
Deasil Manager LLC*
(Delaware LLC)
(39.61% indirectly owned by GLIC
through TruAmerica Properties II LLC)
§11/25/2014
Deasil Lender LLC*
(Delaware LLC)
(39.61% indirectly owned by GLIC
through TruAmerica Properties II LLC)
§12/19/2014
TruAmerica Properties IV LLC
(Delaware LLC)
(90% indirectly owned by GLIC)
§08/21/2020
Indian Trail LL LLC
(Delaware LLC)
(90% owned)
§10/30/2020
Indian Trail Manager LLC
(Delaware LLC)
(72.02% owned)
§10/30/2020
Country Place Manager LLC
(Delaware LLC)
(72.05% owned)
§11/05/2020
TA Anchor 2 Manager LLC
(Delaware LLC)
(90% owned)
§10/15/2020
Grand Pointe Manager LLC
(Delaware LLC)
(72.72% owned)
§11/25/2020
TA Holdings Indian Trail LLC
(Delaware LLC)
(90% owned)
§10/30/2020

(1) See pages 7 and 9 for additional subsidiaries of this entity.

* Asset sold; entity to be cancelled.

§ The date GLIC either directly or indirectly acquired control.

Page 7



Hanover Square TAP LLC
(Delaware LLC)
(100% owned)
10/28/2015
TruAmerica Properties Alberta LLC
(DE LLC)
(90% owned)
02/14/2020
Guardian Lowry LLC
(Delaware LLC)
(100% owned)
05/28/2014
TruAmerica Properties II LLC ("TAP II")
(Delaware LLC)
(40% owned)
05/08/2014
Russell Mesa Fee Owner LLC
(DE LLC)
(72.69% owned)
09/09/2020
TA Alberta GP LLC
(DE LLC)
(90% owned)
02/10/2020
TA Alberta Investor LLC
(DE LLC)
(72.69% owned)
02/10/2020
Monaco Parkway Manager LLC (Delaware LLC)
37% indirectly owned by GLIC through TAP II
(92 % owned by TAP II)
05/07/2014
Monaco Parkway Land Partners LLC
(Delaware LLC)
(25% owned by Guardian Lowry LLC; 10% owned by Monaco Parkway Manager LLC)
05/07/2014
Monaco Parkway Fee Owner LLC
(Delaware LLC)
25% indirectly owned by GLIC through Guardian Lowry LLC plus 3.7% indirectly owned by Guardian through TAP II
(100% owned by Monaco Parkway Land Partners LLC)
05/07/2014
Trevi Manager LLC
(DE LLC)
(40.00% owned)
9/17/2015
Grand Terrace Manager LLC
(DE LLC)
(36.00% owned)
9/9/2016
Eagle Rose Manager LLC
(DE LLC)
(42.26% owned)
5/11/2017
Montair Walden Manager LLC
(DE LLC)
(40.60% owned)
11/20/2017
Cherry Creek Manager LLC
(DE LLC)
(36.00% owned)
8/8/2015
Firdale Avenue Manager LLC
(DE LLC)
(40.00% owned)
4/13/2015
Apple Creek Manager LLC
(DE LLC)
(40.00% owned)
6/8/2015
Russell Bay Manager LLC
(DE LLC)
(36.05% owned)
1/4/2016
Avondale Gateway Manager LLC
(DE LLC)
(45.00% owned)
5/7/2017
Tenaya Lucia Manager LLC
(DE LLC)
(40.62% owned)
7/13/2017
McClintock Bell Manager LLC
(DE LLC)
(40.00% owned)
3/24/2016
Mercury Lender LLC
(DE LLC)
(39.60% owned)
7/10/2015
Deasil Lender LLC
(DE LLC)
(39.61% owned)
12/19/2014

The date GLIC either directly or indirectly acquired control.

Page 8 Hanover Square TAP LLC (Delaware LLC) (100% owned) 10/28/2015 Guardian SLC Redwood Holdings II LLC TruAmerica Properties LLC (1) Guardian SLC Redwood Holdings LLC (Delaware LLC) (Delaware LLC) (Delaware LLC) (100% owned) (100% owned) (80% owned) 10/8/2015 09/17/2015 04/02/2013 Redwood Land Partners LLC Redwood TA Manager LLC (Delaware LLC) (Delaware LLC) (10% owned by Redwood TA Manager LLC) (80% owned) (90% owned by Guardian SLC Redwood Holdings LLC) 08/26/2015 08/26/2015 SLC Somerset Village Fee Owner LLC (Delaware LLC) (100% owned) (98% indirectly owned by GLIC) 08/26/2015 Redwood Land Partners II LLC (Delaware LLC) Redwood TA Manager II LLC (10% owned by Redwood TA II Manager LLC) (Delaware LLC) (90% owned by Guardian SLC Redwood Holdings II LLC) (80% owned) (98% indirectly owned by GLIC) 10/07/2015 10/07/2015 SLC Southwillow Fee Owner LLC (Delaware LLC) (100% owned) (98% indirectly owned by GLIC) 08/26/2015 (1) See page 10 for additional subsidiaries of this entity. The date GLIC either directly or indirectly acquired control.

Page 9


Hanover Square TAP LLC
(Delaware LLC)
(100% owned)
%10/28/2015
TruAmerica Multifamily LLC
(Delaware LLC)
(80% owned)
%04/02/2013
Guardian Mercury-Gemini Holdings LLC
(Delaware LLC)
(100% owned)
%08/06/2015
TruAmerica Properties II LLC
(Delaware LLC)
(40% owned)
%05/8/2014
Mercury TA Manager LLC, a Delaware LLC
(Delaware LLC)
(39.598% indirectly owned by GLIC
through TruAmerica Properties II LLC)
%07/10/2015
Mercury Lender LLC
(Delaware LLC)
(39.598% indirectly owned by GLIC through
TruAmerica Properties II LLC)
%07/10/2015
Mercury Land Partners LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
(11.39% through Guardian Mercury-Gemini Holdings LLC
and 3.9598% through Mercury TA Manager LLC)
%07/10/2015
Mercury Village Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
GLIC through Mercury Land
Partners LLC
%07/10/2015
Mercury Hanover Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
GLIC through Mercury Land
Partners LLC
%07/10/2015
Mercury Township Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
GLIC through Mercury Land
Partners LLC
%07/10/2015
Mercury Commons Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
GLIC through Mercury Land
Partners LLC
%07/10/2015
Mercury Constellation Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
%07/10/2015
Mercury Windsor Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
GLIC through Mercury Land
Partners LLC
%07/10/2015
Gemini Alderwood Park Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
%07/30/2015
Gemini Ridgegate Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
%07/30/2015
Gemini Wellington Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
%07/30/2015
Gemini Bridge Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
%07/30/2015
Gemini Boulder Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
%07/30/2015
Gemini Settlers Point Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
%07/30/2015

* Asset sold; entity to be cancelled.

% The date GLIC either directly or indirectly acquired control.

Page 10


Hanover Square TAP LLC (Delaware LLC) (100% owned) 10/28/2015
TruAmerica Properties LLC (Delaware LLC) (80% owned) 04/02/2013
U.S. REIF Paradise Valley Manager, LLC * (Delaware LLC) (72% owned) 05/23/2014
Sierra Ridge Manager LLC (Delaware LLC) (78.63% owned) 08/01/2014
U.S. REIF Sierra Ridge Venture, LLC (Delaware LLC) (11.79% owned) 08/07/2014
Sierra Ridge Operator LLC (Delaware LLC) (78.63% owned) 08/01/2014
U.S. REIF Sierra Ridge CA LP (Delaware limited partnership) (11.79% owned) 08/18/2014
U.S. REIF Westhaven Apartments Manager LLC (Delaware LLC) (78.17% owned) 01/28/2014
U.S. REIF Westhaven Apartments Venture, LLC (Delaware LLC) (11.72% owned) 01/24/2014
U.S. REIF Westhaven Apartments Washington, LLC (Delaware LLC) (11.72% owned) 01/24/2014
Oasis Manager LLC (Delaware LLC) (74% owned) 07/15/2016
Oasis Land Partners LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Rainbow Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Vegas Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Jones Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
AXIS Manager LLC (Delaware LLC) (75.69% owned) 03/01/2016
AXIS Land Partners LLC (Delaware LLC) (11.35% owned) 03/01/2016
AXIS Fee Owner LLC (Delaware LLC) (11.35% owned) 03/01/2016
Mariner Manager LLC (Delaware LLC) (80% owned) 04/04/2016
Mariner Land Partners LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Bayshore Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Sherwood Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Southfield Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016
Cabot Manager LLC (DE LLC) (72.25% owned) 7/2/2015
Oriole Baltimore Manager LLC (DE LLC) (80.00% owned) 9/20/2016
Point Sylvan Manager LLC (DE LLC) (72.03% owned) 4/26/2017
Sienna Vista Manager LLC (DE LLC) (68.83% owned) 6/26/2017
Ashley Lake Manager LLC (DE LLC) (72.16% owned) 5/11/2017
Villa Rita Manager LLC (DE LLC) (76.24% owned) 6/4/2014
Highpointe Manager LLC (DE LLC) (80.00% owned) 11/10/2015
Vermont Avenue Manager LLC (DE LLC) (80.00% owned) 6/25/2014
Falcon Pines Manager LLC (DE LLC) (72.94% owned) 9/14/2017
Erwin St Manager LLC (DE LLC) (80.00% owned) 11/20/2015

* Asset sold; entity to be cancelled.

The date GLIC either directly or indirectly acquired control.

Page 11

- Hanover Square TAP 2 LLC (Delaware LLC) (100% owned) ⁂02/02/2018
  - TruAmerica Properties III LLC (Delaware LLC) (90% owned) ⁂01/08/2018
    - Goldenrod Manager LLC (Delaware LLC) (72% owned) ⁂ 01/15/2020
    - TA Holdings Goldenrod LLC (Delaware LLC) (90% owned) ⁂01/21/2020
    - Goldenrod LL LLC (Delaware LLC) (90% owned) ⁂02/23/2020
    - Astor Park Manager LLC (DE LLC) (80.34% owned) 12/20/2017
    - Pacific Shores Manager LLC (DE LLC) (87.42% owned) 1/10/2020
    - TA Clearwater Manager LLC (DE LLC) (72.30% owned) 3/13/2018
    - TRU MF Manager LLC (DE LLC) (82.51% owned) 4/10/2018
    - TRU MF Manager II LLC (DE LLC) (84.23% owned) 3/12/2019
    - Trolley 8727 Manager LLC (DE LLC) (90.00% owned) 6/12/2018
    - Little River Manager LLC (DE LLC) (72.17% owned) 08/13/2020
    - Corte Bella TA Manager LLC (DE LLC) (90.00% owned) 7/24/2018
    - Solis FL Manager LLC (DE LLC) (73.24% owned) 7/11/2018
    - Warm Springs Manager LLC (DE LLC) (83.22% owned) 8/13/2018
    - Retreat Manager LLC (DE LLC) (72.34% owned) 8/31/2018
    - TA Country Lake Manager LLC (DE LLC) (79.60% owned) 10/1/2018
    - Baseline Mills Manager LLC (DE LLC) (72.08% owned) 11/29/2018
    - Tesoro Ranch Manager LLC (DE LLC) (84.63% owned) 11/13/2018
    - McGill Manager LLC (DE LLC) (87.03% owned) 11/19/2018
    - Highlands GT Manager, LLC (DE LLC) (72.06% owned) 08/26/2020
    - Paces Ferry Manager LLC (DE LLC) (87.41% owned) 11/19/2018
    - South Kirkman Manager LLC (DE LLC) (84.27% owned) 12/21/2018
    - Lowell Heights Manager LLC (DE LLC) (82.89% owned) 1/24/2019
    - Timacuan Manager LLC (DE LLC) (84.99% owned) 02/05/2019
    - Sweetwater Vintage Manager LLC (DE LLC) (85.75% owned) 04/16/2019
    - Allanza Manager LLC (DE LLC) (82.67% owned) 04/23/2019
    - Runaway Lakes Manager LLC (DE LLC) (78.33% owned) 05/10/2019
    - Covington Manager LLC (DE LLC) (73.97% owned) 07/01/2019
    - McMullen Booth Manager, LLC (DE LLC) (72.40% owned) 08/13/2020
    - North Raleigh TA Manager LLC (DE LLC) (86.72% owned) 7/16/2019
    - Satellite Blvd Manager LLC (DE LLC) (75.33% owned) 8/5/2019
    - Puyallup Townhomes Manager LLC (DE LLC) (72.61% owned) 7/15/2019
    - Magnolia Ridge Manager LLC (DE LLC) (87.22% owned) 9/24/2019
    - Rancho Presidio Manager LLC (DE LLC) (86.27% owned 11/26/2019
    - Bayou Point Manager LLC (DE LLC) (72.30% owned) 10/24/2019
    - TA Holdings Bayou Point LLC (DE LLC) (90.00% owned) 10/31/2019
    - Central Park Manager LLC (DE LLC) (72.46% owned) 11/15/2017
    - Central Park Manager II LLC (DE LLC) (83.62 % owned) 9/12/2019
    - Bayou Point LL LLC (DE LLC) (90.00% owned) 10/31/2019

⁂ The date GLIC either directly or indirectly acquired control.

Page 12


Hanover Square LCP LLC (Delaware LLC) (100% owned) ✎10/28/2015
Guardian LCP Commercial I LLC (Delaware LLC) (100% owned) ✎04/11/2012
Guardian Broadshore Capital Co-Investment LLC (Delaware LLC.) (100% owned) ✎12/13/2019
Broadshore Capital Co-Investment LLC (Delaware LLC.) (100% owned) ✎12/13/2019
BCP TFO Member, LLC (Delaware LLC) (100% owned) ✎01/21/2020
Guardian CapCo, LLC (Delaware LLC) (100% owned) ✎06/16/2010
Lowe Capital Partners, LLC (2) (Delaware LLC) (80% owned) ✎06/28/2010
Guardian Broadshore, LLC (5) (Delaware LLC.) (100% owned) ✎06/16/2010
Broadshore Capital Partners, LLC (1)(4) (Delaware LLC) (84.21% owned) ✎08/19/2010
Guardian LCP Hospitality I LLC (Delaware LLC) (100% owned) ✎06/01/2011
LEI LCP-GL, LLC (Delaware LLC) (3) (95% owned) (75% indirectly owned by Guardian through Guardian LCP Hospitality I LLC and 20% indirectly owned by GLIC through Lowe Capital Partners, LLC) ✎04/25/2011
LEI AI-GL Hotels, LLC (3) (Delaware LLC) (33% owned) ✎04/05/2011
Guardian LCP2A, LLC (Delaware LLC) (100% owned) ✎09/26/2014
Lowe Capital Partners 2A, LLC (Delaware LLC) (93.33% owned) ✎10/17/2014
LCP 2A LEI-ARE Intermediate, LLC (Delaware LLC) (93.33% owned) ✎09/25/2104
LCP-ARE Investor, LLC (3) (Delaware LLC) (88.89% owned) (62.25% indirectly owned by GLIC through LCP 2A-ARE Intermediate, LLC and 26.64% owned by Guardian through LCP Holly Dive Intermediate, LLC) ✎ 01/29/2014
Guardian LCP Hospitality Finance LLC (Delaware LLC) (100% owned) ✎03/29/2012
LEI LCP-GL II, LLC (Delaware LLC) (73% owned) ✎03/21/2011
Guardian LEI Co-Investment, LLC (Delaware LLC) (100% owned) ✎09/20/2016
LEI Co-Investment, LLC (Delaware LLC) (80% owned) ✎09/15/2016
Guardian LCP2B, LLC (Delaware LLC) (100% owned) ✎12/16/2014
Lowe Capital Partners 2B, LLC (Delaware LLC) (50% owned) ✎03/06/2014
LCP2B RS Intermediate, LLC (Delaware LLC) (50% owned) ✎08-18-2016
MM Museum LLC (Delaware LLC) (21.5% owned) ✎06/12/2019
San Diego IDEA Investor, LLC (Delaware LLC) (50% owned) ✎06/19/2013
LCP2B Violet Street Intermediate, LLC (Delaware LLC) (50% owned) ✎06/01/2015
Violet Street Investor, LLC (Delaware LLC) (10% owned) ✎04/23/2015
LCP2B RTC 74th Street Intermediate, LLC (Delaware LLC) (50% owned) ✎07/23/2015
LCP2B 3000 Broadway Intermediate, LLC (Delaware LLC) (50% owned) ✎09/23/2016
Guardian LEI Co-Investment 2, LLC (Delaware LLC) (100% owned) ✎11/03/2017
LEI Co-Investment 2 LLC (Delaware LLC) (100% owned) ✎12/14/2017

(1) Entity formerly known as Lowe Enterprises Investment Management, LLC (Feb 2019 name changed); actual ownership percentage varies based on employee equity ownership but will not be less than 80%.

(2) See page 13 for a chart of the subsidiaries of this entity.

(3) This entity also appears on page 13.

(4) See page 14 for a chart of the subsidiaries of this entity.

(5) Entity formerly known as Guardian LEIM, LLC (March 2019 name change).

✎ The date GLIC either directly or indirectly acquired control.

Page 13


Lowe Capital Partners, LLC
(Delaware LLC)
(80% owned)
↳06/28/2010
San Diego TC Investor, LLC
(Delaware LLC)
(80% owned)
↳01/30/2012
San Diego Circle, LLC
(Delaware LLC)
(80% owned)
↳04/23/2014
Valley Circle Venture, LLC
(Delaware LLC)
(12.2% owned)
↳05/31/2019
LCP Culver City Intermediate, LLC
(Delaware LLC)
(48% owned)
↳08/22/2014
Culver City Triangle Investor, LLC
(Delaware LLC)
(15.9 % owned)
↳06/19/2013
LCP East Second Intermediate, LLC
(Delaware LLC)
(80% owned)
↳07/30/2013
LCP Seneca Street Intermediate, LLC
(Delaware LLC)
(80% owned)
↳09/19/2013
Seneca Street Developer, LLC
(Delaware LLC)
(80% owned)
↳09/19/2013
LCP WSR Intermediate, LLC
(Delaware LLC)
(80% owned)
↳01/31/2012
LEI LCP-GL II, LLC
(Delaware LLC)
(21.4% owned)
↳03/21/2012
LCP Eldorado Intermediate, LLC
(Delaware LLC)
(80% owned)
↳06/15/2012
LCP Suncadia Intermediate, LLC
(Delaware LLC)
(80% owned)
↳03/28/2012
Suncadia Capital, LLC
(Delaware LLC)
(46.4% owned)
↳03/28/2012
Suncadia Operating Member, LLC
(Delaware LLC)
(46.4% owned)
↳03/22/2012
LCP Holly Drive Intermediate, LLC
(Delaware LLC)
(80% owned)
↳01/16/2014
LCP-ARE Investor, LLC (1)
(Delaware LLC)
(88.89 % owned)
(62.25% indirectly owned by GLIC through
LCP 2A-ARE Intermediate, LLC and 26.64%
owned by Guardian through LCP Holly Dive
Intermediate, LLC)
↳01/29/2014
LEI LCP-GL, LLC (1)
(Delaware LLC)
(95 % owned)
(20% indirectly owned by GLIC through Lowe Capital Partners, LLC and
75% indirectly owned by GLIC through Guardian LCP Hospitality I LLC)
↳04/25/2011
LEI AI-GL Hotels, LLC (1)
(Delaware LLC)
(33% owned)
↳04/05/2011

(1) This entity also appears on page 12.

↳ The date GLIC either directly or indirectly acquired control.

Page 14 Broadshore Capital Partners, LLC (Delaware LLC) (84.21% owned) 08/19/2010 LEIM West Loop, LLC LEIM Seattle, LLC LEIM L-O Manager, LLC LEI Keystone Holding, LLC LEIM-ARE Manager, LLC (Delaware LLC) (Delaware LLC) (Delaware LLC) (Delaware LLC) (Delaware LLC) (84.21% owned) (84.21% owned) (84.21% owned) (84.21% owned) (84.21% owned) 04/20/2012 05/04/2011 09/29/2011 06/25/2012 01/29/2014 LEIM-FA Manager, LLC LEIM-ALB Manager, LLC LEIM TFO Manager, LLC LEIM-CIG Manager, LLC LEIM LEGIA Manager LLC (Delaware LLC) (Delaware LLC) (Delaware LLC) (Delaware LLC) (Delaware LLC) (84.21% owned) (84.21% owned) (84.21% owned) (84.21% owned) (84.21% owned) 12/30/2014 04/25/2015 12/13/2016 07/27/2016 08/15/2017 LEIM SS-LEI Manager, LLC LEIM BFQ Manager, LLC LEIM USHV Manager, LLC Broadshore Capital CV LLC BCP Atlantic Manager, LLC BCP TFO Manager, LLC (Delaware LLC) (Delaware LLC) (Delaware LLC) (Delaware LLC) (Delaware LLC) (Delaware LLC) (84.21% owned) (84.21% owned) (84.21% owned) (84.21% owned) (84.21% owned) (84.21% owned) 07/14/2017 05/01/2017 08/25/2017 12/13/2019 12/19/2019 01/21/2020 The date GLIC either directly or indirectly acquired control.

Item 30.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of PAS.

PARK AVENUE SECURITIES LLC 2018 MANAGER & OFFICER ROSTER

OFFICER	OFFICER TITLE
Marianne Caswell 10 Hudson Yards, New York, NY 10001	Board Manager & President
Michael Ferik 10 Hudson Yards, New York, NY 10001	Board Manager
Leyla Lesina 10 Hudson Yards, New York, NY 10001	Board Manager
Kevin Molloy 10 Hudson Yards, New York, NY 10001	Board Manager
Harris Oliner 10 Hudson Yards, New York, NY 10001	Senior Vice President, Associate Corporate Secretary
Carly Maher 10 Hudson Yards, New York, NY 10001	Vice President, Operating Officer
Joseph Fuschillo 10 Hudson Yards, New York, NY 10001	Vice President, Head of Business Development
Amandah Greiling 6255 Sterner’s Way, Bethlehem, PA 18017	Vice President, Enterprise Customer Service
John Guthery 700 South Street, Pittsfield, MA 01201	Vice President, Head of Product, Research & Sponsor Relations
Michael Kryza 100 First Stamford Place Stamford, CT 06902	Vice President, Business Development, Group
Joshua Hergan 10 Hudson Yards, New York, NY 10001	Second Vice President & General Counsel
Thomas Drogan 10 Hudson Yards, New York, NY 10001	Second Vice President & Chief Compliance Officer
Shawn McGrath 700 South Street, Pittsfield, MA 01201	Second Vice President, Individual Markets Controller
Allen Boggs 10 Hudson Yards, New York, NY 10001	Second Vice President, Supervision and Business Risk
Michael Ryniker 10 Hudson Yards, New York, NY 10001	Assistant Vice President, Operations
Christian Mele 6255 Sterner’s Way, Bethlehem, PA 18017	Assistant Vice President, Head of Wealth Management and Annuity Operations
Sonya Crosswell Assan 10 Hudson Yards, New York, NY 10001	Corporate Secretary
Jason Eskenazi 10 Hudson Yards, New York, NY 10001	Manager, Business Development
Yossi Rosanel 10 Hudson Yards, New York, NY 10001	Director, Financial and Operations Principal
Robert D. Grauer 10 Hudson Yards, New York, NY 10001	Assistant Corporate Secretary
Brian Hagan 101 Crawfords Corner Rd, Holmdel, PA 07733	Anti-Money Laundering Compliance Officer

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 32.	Location of Accounts and Records

  Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office Contact Center, 6255 Sterner’s Way, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 10 Hudson Yards New York, New York 10001.

Item 33.	Management Services

    None.

Item 34.	Fee Representation

  The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account R certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in New York, New York.

The Guardian Separate Account R
(Registrant)

By:	/s/ Dominique Baede
Dominique Baede
President of The Guardian Insurance & Annuity Company, Inc.

Date:	9/15/2021
Time:	2:43:31 PM

By:	THE GUARDIAN INSURANCE & ANNUITY
COMPANY, INC.
(Depositor)

By:	/s/ Dominique Baede
Dominique Baede
President

Date:	9/15/2021
Time:	2:43:31 PM

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Dominique Baede	President & Director	Date: 9/15/2021	Time: 2:43:31 PM
Dominique Baede

/s/Carl Desrochers	Vice President & Chief Financial Officer	Date: 9/15/2021	Time: 1:22:37 pm
Carl Desrochers

/s/Michael N. Ferik	Director	Date: 9/15/2021	Time: 1:03:06 pm
Michael N. Ferik

/s/Kevin Molloy	Director	Date: 9/15/2021	Time: 1:00:36 pm
Kevin Molloy

/s/Michael Slipowitz	Senior Vice President, Corporate Chief Actuary & Director	Date: 9/15/2021	Time: 1:53:47 pm
Michael Slipowitz

Exhibit Index

Number	Description
(l)	Consent of PricewaterhouseCoopers LLP

C-22